Personnel expenses - Fair value Performance Plans (Details)	12 Months Ended
Dec. 31, 2017 item
ILP
Share-based payment arrangement
Number of simulations using a Monte Carlo valuation model to determine the TSR	10,000
Deferred conditional variable remuneration plan and linked to objectives (2017)
Share-based payment arrangement
Fair value of plan	70.00%
Deferred conditional variable remuneration plan and linked to objectives (2017) | Minimum
Share-based payment arrangement
Reasonable initial achievement ratio	60.00%
Deferred conditional variable remuneration plan and linked to objectives (2017) | Maximum
Share-based payment arrangement
Reasonable initial achievement ratio	80.00%
Performance shares plan ILP (2015)
Share-based payment arrangement
Fair value of plan, initial achievement	70.00%
Maximum achievement level	91.50%
Fair value of plan	64.05%
Performance shares plan ILP (2015) | Minimum
Share-based payment arrangement
Reasonable initial achievement ratio	60.00%
Performance shares plan ILP (2015) | Maximum
Share-based payment arrangement
Reasonable initial achievement ratio	80.00%
Performance shares plan ILP (2014)
Share-based payment arrangement
Expected volatility	51.35%
Annual dividend yield based on last few years	6.06%
Risk-free interest rate	4.073%
Historical volatility period	3 years
Simulation Model Fair Value	55.39%